Unaudited Condensed Consolidated Statements of Changes in Equity - GBP (£) £ in Thousands	Total	Share Capital [member]	Share Premium [member]	Own Share Reserve [member]	Share Option Reserve [member]	Foreign Currency Translation Reserve [member]	Capital Reserve [member]	Accumulated Deficit [member]
Beginning balance at Dec. 31, 2021	£ 65,548	£ 2,087	£ 141,050	£ (339)	£ 30,027	£ (17)	£ 42,466	£ (149,726)
Loss for the period	(12,295)							(12,295)
Other comprehensive income (expense) for the year	56					56
Total comprehensive loss for the period	(12,239)					56		(12,295)
Share-based payments	2,741				2,741
Exercise of share options	(15)	1			(118)			102
Lapse of share options					(172)			172
Ending balance at Jun. 30, 2022	56,035	2,088	141,050	(339)	32,478	39	42,466	(161,747)
Beginning balance at Dec. 31, 2022	38,502	2,095	141,108	(339)	33,701	44	42,466	(180,573)
Loss for the period	(13,281)							(13,281)
Other comprehensive income (expense) for the year	(38)					(38)
Total comprehensive loss for the period	(13,319)					(38)		(13,281)
Share-based payments	2,195				2,195
Exercise of share options	(5)	1	0		(90)			84
Lapse of share options					(230)			230
Issue of share capital	11	1	10
Share issue expenses	(2)		(2)
Ending balance at Jun. 30, 2023	£ 27,382	£ 2,097	£ 141,116	£ (339)	£ 35,576	£ 6	£ 42,466	£ (193,540)